Related party disclosures - Summary of Total Compensation of Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compensation of key management personnel [abstract]
Short-term employment benefits	$ 21.3	$ 19.2	$ 19.5
Contributions to defined contribution pension plans	0.6	0.8	0.7
Equity compensation benefits	10.2	7.4	6.2
Termination benefits	1.9
Total compensation of key management personnel	$ 34.0	$ 27.4	$ 26.4